PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 - PROPERTY AND EQUIPMENT, NET

As of September 30, 2024 and December 31, 2023, property and equipment consist of the following (in thousands):

	September 30, 2024	December 31, 2023

Furniture and equipment	$1,349	$1,321
Leasehold improvements	2,479	2,479
Construction in progress	1,692	1,435
Software	117	-
Molds	406	405
Gross property and equipment	6,043	5,640
Less accumulated depreciation	(2,726)	(2,326)

Net Property and equipment	$3,317	$3,314

Leasehold improvements relate to the Vivos Institute (the Company’s 15,000 square foot facility where the Company provides advanced post-graduate education and certification to dentists, dental teams, and other healthcare professionals in a live and hands-on setting) and the two Company-owned dental centers in Colorado. Construction in progress relates to the development of software for internal use expected to be placed in service in late 2024. Total depreciation and amortization expense was $0.1 million for the three months ended September 30, 2024 and 2023, and $0.4 million for the nine months ended September 30, 2024 and 2023.

NOTE 4 - PROPERTY AND EQUIPMENT, NET

As of December 31, 2023 and 2022, property and equipment consist of the following (in thousands):

	2023	2022

Furniture and equipment	$1,321	$1,265
Leasehold improvements	2,479	2,479
Construction in progress	1,435	948
Molds	405	143
Gross property and equipment	5,640	4,835
Less accumulated depreciation	(2,326)	(1,753)

Net Property and equipment	$3,314	$3,082

Leasehold improvements relate to the Vivos Institute (the Company’s 15,000 square foot facility where the Company provides advanced post-graduate education and certification to dentists, dental teams, and other healthcare professionals in a live and hands-on setting) and the two Company-owned dental centers in Colorado. Total depreciation and amortization expense was $0.7 and $0.6 million for the years ended December 31, 2023 and 2022, respectively.